27. Shareholders' equity	12 Months Ended
Dec. 31, 2020
Shareholders Equity
27. Shareholders' equity
27.	Shareholders’ equity

a) Capital

According to the by-laws, Banco Santander's capital stock may be increased up to the limit of its authorized capital, regardless of statutory reform, by resolution of the Board of Directors and through the issuance of up to 9,090,909,090 (nine billion, ninety million, nine hundred and nine thousand and ninety) shares, subject to the established legal limits on the number of preferred shares. Any capital increase that exceeds this limit will require stockholders' approval.

The capital stock, fully subscribed and paid, is divided into registered book-entry shares with no par value.

	Thousand of shares
	2020			2019
	Common	Preferred	Total	Common	Preferred	Total
Brazilian residents	109,885	135,438	245,323	90,069	115,785	205,854
Foreign residents	3,708,810	3,544,398	7,253,208	3,728,626	3,564,051	7,292,677
Total shares	3,818,695	3,679,836	7,498,531	3,818,695	3,679,836	7,498,531
(-) Treasury shares	(18,829)	(18,829)	(37,658)	(16,702)	(16,702)	(33,404)
Total outstanding	3,799,866	3,661,007	7,460,873	3,801,993	3,663,134	7,465,127

	Thousand of shares
				2018
				Common	Preferred	Total
Brazilian residents				82,043	107,699	189,742
Foreign residents				3,736,652	3,572,137	7,308,789
Total shares				3,818,695	3,679,836	7,498,531
(-) Treasury shares				(13,317)	(13,317)	(26,634)
Total outstanding				3,805,378	3,666,519	7,471,897

b) Dividends and Interest on Capital

According to the Bank’s bylaws, stockholders are entitled to a minimum dividend equivalent to 25% of net income for the year, adjusted according to legislation. Preferred shares are nonvoting and nonconvertible, but have the same rights and advantages granted to common shares, in addition to priority in the payment of dividends at a rate that is 10% higher than those paid on common shares, and in the capital reimbursement, without premium, in the event of liquidation of the Bank.

Prior to the Annual Stockholders Meeting, the Board of Directors may resolve on the declaration and payment of dividends on earnings based on: (i) balance sheets or earning reserves showed in the last balance sheet; or (ii) balance sheets issued in the period shorter than 6 months, since the total of dividends paid in each half of the fiscal year shall not exceed the amount of capital reserves. These dividends are fully attributed to the mandatory dividend.

CMN Resolution No. 4,885, of December 23, 2020, prohibits the institutions authorized to operate by the Central Bank of Brazil to remunerate their capital above the highest of: i) 30% of the adjusted net profit under the terms of item I of article 20 of Law No. 6,404/76; or ii) minimum mandatory dividends established by article 202 of Law No. 6,404 / 76, including in the form of Interest on Equity, until December 31, 2020. The standard also prohibits the reduction of capital, except in specific situations, and the increase in the remuneration of its officers, administrators and members of the Board of Directors and the Fiscal Council.

The amount of R$665,000 in dividends and interest on own capital paid in February 2020, is recorded under the caption of other obligations - social and statutory (2019 – R$7,800,000 and R$2018 – 4,800,00);

	2020
	Thousand of reais	Real per Thousand Shares / Units
		Common	Preferred	Units

Interest on Capital (1) (5)	890,000	113,7129	125,0842	238,7971
Interest on Capital (2) (5)	770,000	98,3793	108,2172	206,5965
Interest on Capital (3) (5)	1,000,000	127,7636	140,5400	268,3036
Interest on Capital (4) (5)	665,000	84,9626	93,4589	178,4214
Total	3,325,000

(1) Deliberated by the Board of Directors on April 27, 2020, paid on June 24, 2020, without any remuneration as restatement.

(2) Deliberated by the Board of Directors on July 28, 2020, paid on September 25, 2020, without any remuneration monetary restatement.

(3) Deliberated by the Board of Directors on October 26, 2020, paid on December 23, 2020, without any remuneration monetary restatement security.

(4) Deliberated by the Board of Directors on December 28, 2020, paid as of February 1, 2021, without any remuneration as monetary restatement.

(5) They were fully imputed to the minimum mandatory dividends to be distributed by the Bank for the fiscal year 2020.

	2019
	Thousand of reais	Real per Thousand Shares / Units
		Common	Preferred	Units

Interest on Capital (1) (6)	1,000,000	127,5853	140,3438	267,9291
Interim Dividends (2) (6)	1,000,000	127,6399	140,4039	268,0438
Interest on Capital (3) (6)	1,000,000	127,6610	140,4271	268,0881
Interest on Capital (4) (6)	1,010,000	128,9673	141,8641	270,8314
Interim Dividends (5) (6)	6,790,000	867,0180	953,7197	1,820,7377
Total	10,800,000

(1) Deliberated by the Board of Directors on March 29, 2019, paid on May 28, 2019, without any remuneration as restatement.

(2) Deliberated by the Board of Directors on June 28, 2019, paid on July 31, 2019, without any remuneration as restatement.

(3) Deliberated by the Board of Directors on September 30, 2019, paid on October 30, 2019, without any remuneration monetary restatement.

(4) Deliberated by the Board of Directors on December 27, 2019, paid on February 21, 2020, without any remuneration monetary restatement

(5) Deliberated by the Board of Directors on December 27, 2019, paid on February 21, 2020, without any remuneration monetary restatement.

(6) The amount of interest on own capital and interim dividends were fully imputed to the minimum mandatory dividends distributed by the Bank for the 2019 financial year.

	2018
	Thousand of reais	Reais per Thousand Shares / Units
		Common	Preferred	Units

Interest on Capital (1) (6)	600,000	76,3304	83,9634	160,2938
Interest on Capital (2) (6)	600,000	76,4956	84,1451	160,6407
Interest on Capital (3) (6)	600,000	76,4985	84,1484	160,6469
Interim Dividends (4) (6)	2,880,000	367,4149	404,1564	771,5713
Interest on Capital (5) (6)	1,920,000	244,9433	269,4376	514,3809
Total	6,600,000
(1)	Established by the Board of Directors in March 27, 2018, Common Shares - R$ 64.8808, preferred - R$71.3689 and Units - R$ 136.2497 net of taxes, and was paid on April 26, 2018 without any compensation as monetary indexation.
(2)	Established by the Board of Directors in June 26, 2018, was paid on July 27, 2018 without any compensation as monetary indexation.
(3)	Established by the Board of Directors in September 28, 2018, common - R$ 65.0237, preferred - R$ 71.5261 and Units - R$ 136.5498 net of taxes and paid on October 26, 2018, without any compensation as monetary indexation.
(4)	Established by the Board of Directors in December 28, 2018, common - R$ 312.3027, preferred - R$ 343.5329 and Units - R$ 655.8356 net of taxes and paid on February 26, 2019, without any compensation as monetary indexation.
(5)	Deliberated by the Board of Directors on December 28, 2018 and paid as of February 26, 2019, without any monetary indexation.
(6)	The amount of dividends and interest on shareholders' equity will be fully charged to the minimum mandatory dividends to be distributed by the Bank for the financial year 2018.

c) Reserves

The reserves are allocated as follows after the deductions and statutory provisions, from the net income:

Legal reserve

In accordance with Brazilian Corporate Law, 5% is transferred to the legal reserve, until it reaches 20% of the share capital. This reserve is designed to ensure the integrity of the capital and can only be used to offset losses or increase capital.

Capital reserve

The Bank´s capital reserve consists of: goodwill reserve for subscription of shares and other capital reserves, and can only be used to absorb losses that exceed retained earnings and profit reserves, redemption, reimbursement or acquisition of shares for the Bank´s own issue; capital increase, or payment of dividends to preferred shares under certain circumstances.

Reserve for equalization dividend

After the allocation of dividends, the remaining balance if any, may, upon proposal of the Executive Board and approved by the Board of Directors, be allocated to reserve for equalization of dividends, which will be limited to 50% of the capital. This reserve aims to ensure funds for the payment of dividends, including as interest on own capital, or any interim payment to maintain the flow of shareholders remuneration.

d) Treasury shares

At a meeting held on February 2, 2021, the Board of Directors approved, in continuity with the repurchase program that expired on November 4, 2020, a new repurchase program for Units and ADRs issued by Banco Santander, either directly or on its own. Cayman branch, for maintenance in treasury or for subsequent sale.

The Buyback Program covers the acquisition of up to 36,956,402 Units, representing 36,956,402 common shares and 36,956,402 preferred shares, which, on December 31, 2020, corresponded to approximately 1% of the Bank's share capital. As of December 31, 2020, Banco Santander had 355,661,814 common shares and 383,466,228 preferred shares outstanding.

The repurchase aims to enable the payment of administrators, management-level employees and other employees of the Bank and companies under its control, under the terms of the Long-Term Incentive Plans. The term of the Buyback Program is up to 18 months from February 3, 2021, ending on August 2, 2022.

	2020	2019	2018
	Quantity	Quantity	Quantity
	Units	Units	Units
Treasury shares at beginning of the period	16,702	13,317	1,773
Shares Acquisitions	5,052	6,465	15,816
Cancellation of Shares (2)	-	-	-
Payment - Share-based compensation	(2,925)	(3,080)	(4,272)
Treasury shares at end of the period	18,829	16,702	13,317
Balance of Treasury Shares in thousand of reais	R$ 789,587	R$ 679,364	R$ 460,550
Emission Costs in thousands of Reais	R$ 1,771	R$ 1,771	R$ 882
Balance of Treasury Shares in thousands of reais	R$ 791,358	R$ 681,135	R$ 461,432

Cost/Share Price	Units	Units	Units
Minimum cost (1)	R$7,55	R$7,55	R$7,55
Weighted average cost (1)	R$33,24	R$28,59	R$28,59
Maximum cost (1)	R$49,55	R$43,84	R$43,84
Share Price	R$44,83	R$42,70	R$42,70
(1)	Considering since the beginning of operations on the stock exchange.

Additionally, in the year ended December 31, 2020, treasury shares were sold, that resulted in a loss of 9,274 (2019 - loss of R$5,796 and 2018 - loss of R$15,868) recorded directly in equity in capital reserves.